10-Q ACQUISTITIONS AND INVESTMENTS - Comstock Mining LLC (Details) - Tonogold Resources, Inc. - USD ($)		3 Months Ended
	Mar. 26, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 03, 2021	Dec. 31, 2020	Sep. 08, 2020
Related Party Transaction [Line Items]
Notes receivable, related parties			$ 0			$ 5,498,500
Total Consideration							$ 18,814,928
Affiliated Entity
Related Party Transaction [Line Items]
Notes receivable, related parties				$ 6,650,000	$ 5,550,000		$ 4,475,000
Stated interest rate (percent)				18.00%			12.00%
Payments for repurchase of membership interests	$ 7,750,000
Total Consideration	750,000	$ 750,000
Membership interest, extension fee	500,000
Related party transaction, accrued interest and reimbursement	$ 250,000
Membership interest, acquisition costs		$ 2,300